BRIDGE BUILDER TRUST

Bridge Builder Core Bond Fund (the “Core Bond Fund”)

Supplement dated June 13, 2023

to the Prospectus dated October 28, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Lindsay Rosner no longer serves as a portfolio manager to the portion of the assets of the Core Bond Fund managed by PGIM Inc. (“PGIM’s Allocated Portion of the Core Bond Fund”). Richard Piccirillo, Gregory Peters and Michael Collins continue to serve as portfolio managers of PGIM’s Allocated Portion of the Core Bond Fund.

Accordingly, effective immediately, all references and information related to Lindsay Rosner in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Core Bond Fund (the “Core Bond Fund”)

Supplement dated June 13, 2023

to the Statement of Additional Information (“SAI”)

dated October 28, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Lindsay Rosner no longer serves as a portfolio manager to the portion of the assets of the Core Bond Fund managed by PGIM Inc. (“PGIM’s Allocated Portion of the Core Bond Fund”). Richard Piccirillo, Gregory Peters and Michael Collins continue to serve as portfolio managers of PGIM’s Allocated Portion of the Core Bond Fund.

Accordingly, effective immediately, all references and information related to Lindsay Rosner in the SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE